Document and Entity Information	3 Months Ended
Mar. 31, 2013
Document And Entity Information [Abstract]
Entity Registrant Name	PIONEER POWER SOLUTIONS, INC.
Entity Central Index Key	0001449792
Document Type	S-1
Document Period End Date	Aug. 01, 2013
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company